November 17, 2020
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:	Nationwide Variable Account-15
Nationwide Life Insurance Company
Post Effective Amendment No. 7
Nationwide Advisory Retirement Income Annuity (File No. 333-227783)
Nationwide Advisory Retirement Income Annuity New York (File No. 333-227780)
CIK Number: 0001755596
Dear Ms. Hahn:
On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-15 (the "Variable Account"), we are filing this Post-Effective Amendment No. 7 in relation to the above referenced Registration Statements. This filing is being made electronically via EDGAR in accordance with Regulation S-T.
On September 16, 2020, Nationwide filed Post-Effective Amendment No. 6 to the above referenced Registration Statements. Nationwide received your oral comments on October 30, 2020. This Post-Effective Amendment No. 7 reflects the changes that are a result of your comments as well as miscellaneous disclosure updates. Unless otherwise specified, page numbers referenced below have been updated to refer to this Post-Effective Amendment No. 7.
1.	General.
a.	The comments provided are applicable to File No. 333-227780. Please also apply these comments and requested revisions to File No. 333-227783.
Response: Nationwide confirms that the revisions and responses detailed herein apply to both File Nos. 333-227780 and 333-227783.
b.	Incorporation by Reference. Please include a hyperlink to the material that is being incorporated by reference.
Response: Hyperlinks to the materials incorporated by reference have been added.
c.	Please replace the blanks / brackets with the specific dates on which the Pro 4 option will be available.
Response: We revised several instances throughout the supplement to replace the blanks / brackets with the missing information.
d.	Please file a form of the Rate Sheet Supplement for review and comment.
Response: A form of the Rate Sheet Supplement is being filed concurrently with this response.
2.	Pro 4 Option.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

a.	Please add a cross reference to where the prospectus describes the investment restrictions applicable for Pro 4.
Response: A cross reference to the Income Benefit Investment Options has been added.
b.	In addition to the bolded sentence, please clarify whether the Pro 4 provides a minimum guaranteed benefit that may never come into effect.
Response: The following language has been added to this section:
Certain actions by the Contract Owner will terminate this optional benefit resulting in the forfeiture of any associated guarantee (see Automatic Termination of the Pro 4 sub-section of the Pro 4 Option provision).
3.	Joint Option for the Pro 4 Option.
a.	Please reiterate that the benefit for the joint option for Pro 4 starts when the younger spouse reaches 591/2.
Response: The following language has been added to this section:
If the Joint Option is elected, the determining life for purposes of the Pro 4 Option will be that of the younger spouse.
4.	Pro 4 Charge.
a.	Please disclose whether the maximum charge for Pro 4 could be changed.
Response: At this time, Nationwide has respectfully elected to not revise the existing disclosure, which has been in use for several years in a several Nationwide products. This disclosure sufficiently and accurately states that if the current charge for the Pro 4 option is changed it will not exceed the maximum charge of 0.55% of the Current Income Benefit Base.
5.	Investment Requirements.
a.	Please use consistent language between the "Investment Requirements" section and references to "investment restrictions" throughout.
Response: Due to the global nature of this identified inconsistency (i.e. its applicability to multiple products and multiple provisions) Nationwide represents that it will address this comment as part of its May 1 update process, which will ensure that consistent changes are made across its product offerings.
b.	In the "Investment Requirements" section, please explain why investment restrictions are in place.
Response: Information regarding the rationale for investment restrictions is disclosed in the Income Benefit Investment Options provision. We have revised the cross reference in the Income Benefit Investment Options provision. We have revised the cross reference in the Investment Requirements section as follows: For information on the investment restrictions and a list of investment options available, see Income Benefit Investment Options (emphasis added).
6.	Determination of Income Benefit Base Prior to the First Lifetime Withdrawal.
a.	Clarify whether early withdrawals are subject to taxes or penalties.
Response: The following language has been added:
Note: The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2, unless certain exceptions are met, see Appendix C: Contract Types and Tax Information.
b.	Clarify whether the termination of the contract due to the contract value falling due to $0 as a result of Excess Withdrawals, Excess Adviser Fees and/or Non-Lifetime Withdrawals is automatic or if there is a grace period available for the contract owner to make an additional purchase payment. If applicable, please disclose the grace period.
Response: We have revised the disclosure as follows:
Note: If the Contract value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate (emphasis added).
7.	Non-Lifetime Withdrawal.
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

a.	Clarify whether Non-Lifetime Withdrawals are subject to taxes or penalties.
Response: The following language has been added:
Note: The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2, unless certain exceptions are met, see Appendix C: Contract Types and Tax Information.
b.	Please clarify as appropriate that an investor should not purchase a qualified contract unless the required minimum distribution will not exceed the Lifetime Withdrawals provided by Pro 4.
Response: At this time, Nationwide has respectfully elected to not revise the existing disclosure, which has been in use for several years in a several Nationwide products. This product includes an "RMD privilege" whereby contract owners are permitted to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting the Internal Revenue Code’s required minimum distributions. With the RMD privilege, it may be appropriate for an investor to purchase a qualified contract regardless of whether the Lifetime Withdrawals exceed the requirement minimum distribution.
8.	Reset Opportunities.
a.	Explain when and how Nationwide may change the current charge or the list of permitted investment options associated with the Pro 4 rider. Please also disclose how contract owners will be notified of such changes.
Response: At this time, Nationwide has respectfully elected to not revise the existing disclosure in the Reset Opportunities section, which has been in use for several years in a several Nationwide products. This disclosure sufficiently and accurately describes that contract owners are notified of any changes on or about each contract anniversary via U.S. mail, unless electronic delivery has been elected.
Nationwide has added the following to the disclosure in the Pro 4 Charge subsection of the Pro 4 Option section:
Once a contract has been issued, the current charge associated with the Pro 4 option will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein (emphasis added).
Nationwide also added the following disclosure to the Income Benefit Investment Options section:
Nationwide may, at its sole discretion, change the list of investment options available in connection with each income benefit. Nationwide will notify all Contract Owners in writing in advance of such change. Any such change will not result in a reallocation of Contract Value, unless authorized by the Contract Owner.
9.	Other Important Considerations.
a.	In the "Other Important Considerations" section, please highlight or bold the first sentence.
Response: The first sentence of the disclosure has been bolded.
10.	Part C.
a.	Please confirm that Part C includes the required hyperlinks.
Response: We confirm that the required hyperlinks are included in Part C.
Please contact me direct at (614) 249-2066 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Sabrina Riggs
Sabrina Riggs
Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide Life Insurance Company
Nationwide Variable Account-15
Prospectus supplement dated November 20, 2020
to the following prospectus(es):
Nationwide Advisory Retirement Income AnnuitySM New York prospectus dated May 1, 2020
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
This Rate Sheet Supplement ("Supplement") should be read and retained with the prospectus for Nationwide Advisory Retirement Income AnnuitySM New York. This Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus, please contact the Service Center at 1-866-667-0561.
Nationwide is issuing this Supplement to provide the current:
•	Lifetime Withdrawal Percentages for the Retirement Income DeveloperSM option and Joint Option for the Retirement Income Developer option (collectively, "Retirement Income Developer Percentages"); and
•	Lifetime Withdrawal Percentages, Roll-Up Interest Rate, and Roll-Up Crediting Period for the Nationwide Lifetime Income Rider® Advisory Option and Joint Option for the Nationwide Lifetime Income Rider Advisory Option (collectively, "Nationwide L.inc RiderSM Advisory Percentages"); and
•	Lifetime Withdrawal Percentages for the Pro 4SM option and Joint Option for Pro 4 option (collectively, "Pro 4 Percentages").
The Retirement Income Developer Percentages, Nationwide L.inc Rider Advisory Percentages, and Pro 4 Percentages provided below apply to applications signed on or after November 30, 2020.
It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.
If your application was signed before the date shown above, please refer to your contract for the Lifetime Withdrawal Percentages for the Retirement Income Developer option, Nationwide L.inc Rider Advisory Percentages, or Pro 4 Percentages that are applicable to your contract or contact the Service Center.
All Rate Sheet Supplements are available by contacting the Service Center, or through the EDGAR system at www.sec.gov (file number: 333-227780).
Retirement Income Developer Option and Joint Option for the Retirement Income Developer Option
Lifetime Withdrawal Percentage if the first Lifetime Withdrawal is taken prior to fifth Contract Anniversary:
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Retirement Income Developer Option's Lifetime Withdrawal Percentages*	Joint Option for the Retirement Income Developer Option's Lifetime Withdrawal Percentages*
59½ through 64	4.00%	3.75%
65 through 74	4.50%	4.25%
75 through 80	5.00%	4.75%
81 and older	5.50%	5.25%
PRO-0059NY-R5-1120
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Lifetime Withdrawal Percentage if the first Lifetime Withdrawal is taken on or after the fifth Contract Anniversary:
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Retirement Income Developer Option's Lifetime Withdrawal Percentages*	Joint Option for the Retirement Income Developer Option's Lifetime Withdrawal Percentages*
59½ through 64	4.50%	4.25%
65 through 74	5.00%	4.75%
75 through 80	5.50%	5.25%
81 and older	6.00%	5.75%
* The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Rider Advisory Option and Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Lifetime Withdrawal Percentage:
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Advisory Option Lifetime Withdrawal Percentages*
50 through 59½	3.25%	3.00%
59½ through 64	4.25%	4.00%
65 through 69	5.00%	4.75%
70 through 74	5.10%	4.85%
75 through 80	5.75%	5.50%
81 and older	6.35%	6.10%
* The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Roll-Up Interest Rate:
Roll-Up Interest Rate
7%
Roll-Up Crediting Period:
Roll-Up Crediting Period
10 years
Pro 4 Option and Joint Option for the Pro 4 Option
Lifetime Withdrawal Percentages:
Contract Owner’s Age (at the time of the first Lifetime Withdrawal)	Pro 4 Option's Lifetime Withdrawal Percentages*	Joint Option for the Pro 4 Option's Lifetime Withdrawal Percentages*
59½ and older	4.00%	3.75%
PRO-0059NY-R5-1120
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* The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal.
PRO-0059NY-R5-1120
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